UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 120.7%
Corporate — 5.0%
Beaver County IDA, Refunding RB, First Energy, Nuclear Energy Corp. Project, Mandatory Put Bonds, Series A, 3.38%, 1/01/35 (a)	$200	$206,502
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	210	245,505
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	600	759,558
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT:
Amtrak Project, 5.00%, 11/01/41	160	172,429
Aqua Pennsylvania, Inc. Project, 5.00%, 12/01/34	180	200,174
		1,584,168
County/City/Special District/School District — 12.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	205,322
5.00%, 5/01/42	450	481,963
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	370	415,895
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	125	145,719
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	160	165,965
4.00%, 8/15/42	100	103,082
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	100	112,247
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	200	227,338
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	600	699,180
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	807,919
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	100	116,527
Philipsburg Osceola Area School District Pennsylvania, GO (AGM):
5.00%, 4/01/41	155	164,904
Series A, 4.00%, 4/01/35	150	154,698
Series A, 4.00%, 4/01/38	110	112,249
Series A, 4.00%, 4/01/41	40	40,801
		3,953,809
	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Education — 17.1%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	$100	$115,261
5.00%, 8/15/25	100	114,718
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	224,268
Delaware County Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	415	468,381
Villanova University, 5.25%, 12/01/31	100	115,003
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	150	161,687
Shippensburg University Student Services, Inc., Student Housing Project, 5.00%, 10/01/35	130	141,856
Shippensburg University Student Services, Inc., Student Housing Project, 5.00%, 10/01/44	265	287,830
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,109,900
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	1,180	1,337,648
State System of Higher Education, Series AL, 5.00%, 6/15/35	100	115,063
Thomas Jefferson University, 4.00%, 3/01/37	70	71,964
Thomas Jefferson University, 5.00%, 3/01/42	60	67,273
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/34	310	350,802
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	610	713,602
		5,395,256
Health — 35.5%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	500	579,150

BlackRock Pennsylvania Strategic Municipal Trust	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Health (continued)
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	$390	$502,593
Cumberland County Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	215,172
Diakon Lutheran, 6.38%, 1/01/39	500	560,875
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	570,670
Franklin County IDA Pennsylvania, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	455,479
Lehigh County General Purpose Authority, Refunding RB, Saint Luke's Bethlehem Hospital, 5.38%, 8/15/13 (b)	2,000	2,055,440
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital:
3.25%, 6/01/26	115	116,070
3.75%, 6/01/31	85	85,330
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Communities, Series A, 4.50%, 11/15/36	375	378,487
Montgomery County IDA Pennsylvania, Refunding RB, Acts Retirement Life Communities:
5.00%, 11/15/27	175	195,802
5.00%, 11/15/28	110	121,970
5.00%, 11/15/29	100	109,206
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	270	303,067
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,109,290
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Children's Hospital of Philadelphia, Series C, 5.00%, 7/01/41	940	1,047,075
Saint Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	250	275,128
5.00%, 11/15/27	175	192,222
	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Health (concluded)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	$245	$273,753
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	1,250	1,449,975
Union County Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	568,712
		11,165,466
Housing — 13.5%
Pennsylvania HFA, RB, S/F Mortgage:
Series 94-A, AMT, 4.90%, 10/01/37	965	984,821
Series 114C, 3.65%, 10/01/37	390	385,851
Series 114C, 3.70%, 10/01/42	720	713,945
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%, 4/01/31	100	101,932
Series 97-A, AMT, 4.65%, 10/01/31	1,300	1,337,700
Series 99-A, AMT, 5.15%, 4/01/38	210	233,127
Series 105-C, 4.88%, 10/01/34	300	320,286
Series 110-B, 4.75%, 10/01/39	160	164,680
		4,242,342
State — 10.4%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 6/01/28	1,360	1,655,324
5.00%, 3/15/29	275	320,587
Penn Delco Pennsylvania School District, GO (State Aid Withholding):
4.00%, 6/01/32	150	159,362
4.00%, 6/01/34	110	116,320
4.00%, 6/01/38	205	213,093
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	500	549,590
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	250	274,692
		3,288,968

BlackRock Pennsylvania Strategic Municipal Trust	JANUARY 31, 2013	2

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Transportation — 21.1%
City of Philadelphia, Pennsylvania, ARB, Series A:
5.00%, 6/15/40	$1,325	$1,427,224
AMT (AGM), 5.00%, 6/15/37	1,150	1,215,021
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	750	837,585
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced Turnpike Subordinate Special, RB, Series A:
5.00%, 12/01/37	140	158,330
5.00%, 12/01/42	215	240,875
Pennsylvania Turnpike Commission, RB:
Senior Lien, Series A, 5.00%, 12/01/42	470	534,916
Series A (AMBAC), 5.25%, 12/01/32	870	935,241
Sub-Series A, 5.13%, 12/01/26	100	115,268
Sub-Series A, 6.00%, 12/01/41	100	113,506
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	250	288,180
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	290	333,628
5.00%, 6/01/29	385	440,775
		6,640,549
Utilities — 5.5%
Bucks County Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	100	114,247
City of Philadelphia Pennsylvania Gas Works, RB, Ninth Series, 5.25%, 8/01/40	270	290,596
City of Philadelphia, Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	100	111,596
Series C (AGM), 5.00%, 8/01/40	350	391,961
Erie Pennsylvania Water Authority, Refunding RB (AGM):
4.00%, 12/01/32	160	168,331
4.00%, 12/01/34	185	191,542
4.00%, 12/01/36	130	134,052
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	100	108,298
	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Utilities (concluded)
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	$185	$211,608
		1,722,231
Total Municipal Bonds in Pennsylvania		37,992,789

Guam — 1.2%
State — 0.5%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	150	167,862
Utilities — 0.7%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	185	206,362
Total Municipal Bonds in Guam		374,224

Puerto Rico — 6.8%
State — 4.5%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series N, 5.00%, 7/01/37	300	294,183
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,000	1,125,020
		1,419,203
Utilities — 2.3%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	200	207,078
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	500	509,100
		716,178
Total Municipal Bonds in Puerto Rico		2,135,381

Total Municipal Bonds – 128.7%		40,502,394

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Pennsylvania — 39.1%
Education — 9.2%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A:
4.00%, 8/15/39	220	225,084
5.75%, 8/15/41	850	1,003,162

BlackRock Pennsylvania Strategic Municipal Trust	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	$500	$538,425
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,124,030
		2,890,701
Health — 12.9%
Geisinger Authority Pennsylvania Health Systems, RB:
Series A, 5.13%, 6/01/34	500	555,975
Series A, 5.25%, 6/01/39	1,000	1,113,716
Series A-1, 5.13%, 6/01/41	1,160	1,304,988
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	1,000	1,095,710
		4,070,389
Housing — 5.8%
Pennsylvania HFA, Refunding RB, S/F:
Series 96-A, AMT, 4.70%, 10/01/37	470	481,463
Series 105-C, 5.00%, 10/01/39	500	511,115
Series 113, 4.85%, 10/01/37	780	838,703
		1,831,281
State — 11.2%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 3/15/28	825	966,124
5.00%, 11/15/30	1,180	1,418,655
	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Pennsylvania (concluded)
State (concluded)
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	$1,000	$1,124,220
		3,508,999
		12,301,370

Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	300	326,346
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 40.1%		12,627,716
Total Long-Term Investments (Cost – $48,800,415) – 168.8%		53,130,110

	Shares
Short-Term Securities
BIF Pennsylvania Municipal Money Fund, 0.00% (d)(e)	14,228	14,228
Total Short-Term Securities (Cost – $14,228) – 0.0%		14,228
Total Investments (Cost - $48,814,643*) – 168.8%		53,144,338
Other Assets Less Liabilities – 1.9%		611,361
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (19.0)%		(5,977,087)
VRDP Shares, at Liquidation Value – (51.8)%		(16,300,000)
Net Assets Applicable to Common Shares – 100.0%		$31,478,612

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$42,921,095
	Gross unrealized appreciation	$4,364,463
	Gross unrealized depreciation	(115,481)
	Net unrealized appreciation	$4,248,982

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
BlackRock Pennsylvania Strategic Municipal Trust	JANUARY 31, 2013	4

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
BIF Pennsylvania Municipal Money Fund	1,862,600	(1,848,372)	14,228	—

(e)	Represents the current yield as of report date.

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BlackRock Pennsylvania Strategic Municipal Trust	JANUARY 31, 2013	5

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$53,130,110	—	$53,130,110
Short-Term Securities	$14,228	—	—	14,228
Total	$14,228	$53,130,110	—	$53,144,338

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(13,986)	—	$(13,986)
TOB trust certificates	—	(5,974,261)	—	(5,974,261)
VRDP shares	—	(16,300,000)	—	(16,300,000)
Total	—	$(22,288,247)	—	$(22,288,247)

There were no transfers between levels during the period ended January 31, 2013.

BlackRock Pennsylvania Strategic Municipal Trust	JANUARY 31, 2013	6

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 26, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 26, 2013